Other Intangible Assets, Net - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 102	$ 97	$ 103
Impairment loss on intangible assets acquired through business combinations	$ 9	$ 42	$ 38
Impairment, Intangible Asset, Statement of Income or Comprehensive Income	Research and Development Expense